Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Parent Company Only Condensed Financial Information [Abstract]
Condensed Balance Sheets

	2013	2012
Assets
Cash and cash equivalents	$3,263	$4,673
Investment in banking subsidiary	23,592	23,060
Investment in and advances to other subsidiaries	273	1,226
Other assets	1,155	-
Total assets	$28,283	$28,959

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	264	161
Stockholders' equity	22,864	23,643
Total liabilities and stockholders' equity	$28,283	$28,959

Condensed Statements of Operations

	2013	2012	2011

Interest income	$17	$3	$-
Other income	103	-	-
Interest expense	167	180	168
Other expense	666	400	663
Loss before income tax and undistributed subsidiaries' operations	(713)	(577)	(831)
Effect of subsidiaries' operations	(205)	(3,189)	(4,594)
Net loss	$(918)	$(3,766)	$(5,425)
Comprehensive Loss	$(927)	$(4,045)	$(5,711)

Condensed Statements of Cash Flows

	2013	2012	2011
Cash flows from operating activities
Net loss	$(918)	$(3,766)	$(5,425)
Adjustments:
Effect of subsidiaries' operations	205	3,189	4,594
Change in other assets and other liabilities	(1,052)	173	11
Net cash from operating activities	(1,765)	(404)	(820)

Cash flows from investing activities
Investment in bank subsidiary	(1,500)	(13,500)	-
Investments in other subsidiaries	1,866	(3)	635
Net cash from investing activities	366	(13,503)	635

Cash flows from financing activities
Stock issuance costs	(11)	-	-
Redemption of TARP obligation	-	(3,000)	-
Net proceeds from issuance of common stock	-	21,020	-
Net cash from financing activities	(11)	18,020	-

Net change in cash and cash equivalents	(1,410)	4,113	(185)

Beginning cash and cash equivalents	4,673	560	745

Ending cash and cash equivalents	$3,263	$4,673	$560